Segment Reporting (Details) - Schedule of Total Non-Current Assets of Both Reportable Segments - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Non-Current Assets of Both Reportable Segments [Line Items]
Total non-current assets	€ 34,900	€ 34,192	€ 24,072
Europe [Member]
Schedule of Total Non-Current Assets of Both Reportable Segments [Line Items]
Total non-current assets	50,206	40,811	24,072
North America [Member]
Schedule of Total Non-Current Assets of Both Reportable Segments [Line Items]
Total non-current assets	54	126
Eliminations [Member]
Schedule of Total Non-Current Assets of Both Reportable Segments [Line Items]
Total non-current assets	€ (15,360)	€ (6,745)